Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 14, 2018
Registrant Name	FRONTIER FUNDS, INC.
Central Index Key	0001014913
Amendment Flag	false
Document Creation Date	Dec. 14, 2018
Document Effective Date	Dec. 17, 2018
Prospectus Date	Dec. 17, 2018
Frontier MFG Global Sustainable Fund | Institutional Class Shares
Prospectus:
Trading Symbol	FMSGX
Frontier MFG Global Sustainable Fund | Service Class Shares
Prospectus:
Trading Symbol	FMSRX